Oct. 31, 2016

Waddell & Reed Advisors Funds

Supplement dated January 31, 2017 to the

Waddell & Reed Advisors Equity Funds Prospectus

dated October 31, 2016

and as supplemented December 29, 2016

The following replaces the third sentence of the "Fees and Expenses" section on pages 3, 8, 12, 17, 21, 25, 30, 34, 38, 43, 50, 55 and 60 of the Waddell & Reed Advisors Equity Funds prospectus:

More information about these and other discounts is available from your financial professional and in the Sales Charge Reductions section on page 95 of the Fund's prospectus and in the Purchase, Redemption and Pricing of Shares section on page 95 of the Fund's statement of additional information (SAI).